OTHER ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2016
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUALS
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUALS

	December 31,
	2016	2015

Employees’ salaries and payroll accruals	$1,324	$1,017
Accrued vacation	189	199
Accrued expenses	662	517

	$2,175	$1,733